Summary of prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Prepaid insurance	$ 1,187	$ 1,403
Prepaid research and development		1
Other	72	184
Total	$ 1,259	$ 1,588